MATERIALS AND SUPPLIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	[1]	Dec. 31, 2019 CNY (¥)
MATERIALS AND SUPPLIES [abstract]
Raw materials	¥ 197,242			¥ 171,532
Reusable rail-line track materials	54,704			58,502
Accessories	43,584			40,224
Retailing consumables	876			1,001
Materials and supplies	¥ 296,406	$ 45,426		¥ 271,259

[1]	Translation of amounts from Renminbi ("RMB") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6.5250, the certified exchange rates for December 31, 2020 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2020 or on any other date.